UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22463

Ironwood Institutional Multi-Strategy Fund LLC
 (Exact name of registrant as specified in charter)

One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Address of principal executive offices)(Zip code)

_________________________________________

Jonathan Gans
Chief Executive Officer and President
c/o Ironwood Capital Management Corporation
One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 777-2400

Date of fiscal year end:  April 30

Date of reporting period: July 1, 2016 - June 30, 2017

Explanatory Note

Registrant is filing this amendment to its Form N-PX for the period ended June 30, 2017 originally filed with the Securities and Exchange Commission on August 31, 2017 (Accession Number:  0000947871-17-000686). The sole purpose of this amendment is to revise the Proxy Voting Record.  Except as set forth in this amendment, this amendment does not amend, update or modify any other items or disclosures found in the original Form N-PX filing.

IRONWOOD INSTITUTIONAL MULTI-STRATEGY FUND LLC

PROXY VOTING RECORD

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	SHARE-HOLDER MEETING DATE	MATTER VOTED ON	MATTER PROPOSED BY	DID REGISTRANT VOTE?	WHAT VOTE WAS CAST?	FOR OR AGAINST MANAGEMENT?
HG Vora Special Opportunities Fund Ltd.	N/A	N/A	March 14, 2017
Proposed changes to the fund’s Confidential Explanatory Memorandum and Articles of Association regarding amended special redemption rights associated with a key person event and certain seed investor redemptions occurring prior to April 15, 2011.
					Issuer	No. No action was necessary unless voting against the matter.	None.	For (by virtue of not having cast an “Against” vote.)

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ironwood Institutional Multi-Strategy Fund LLC

By:	/s/ Jonathan Gans
Jonathan Gans, President
(Principal Executive Officer)

Date:  May 3, 2018